Robert J. Zutz
                                                           202.778.9059
                                                           Fax:  202.778.9100
                                                           rzutz@kl.com


                                 March 23, 2001

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

                    Re:   Meehan Mutual Funds, Inc.
                          FILE NOS. 333-86655 AND 811-9575
                          ---------------------------------

Dear Sir or Madam:

           Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund of the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 ("PEA No. 1") to its Registration Statement on Form N-1A and that PEA No. 1 was filed electronically.

           If there are any questions concerning this filing, please contact me at (202) 778-9059.

                                               Very truly yours,

                                               /s/ Robert J. Zutz
                                               ------------------
                                                   Robert J. Zutz

cc:  Thomas P. Meehan
           Meehan Mutual Funds, Inc.